CERTANN

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

05048405

1-32464

American Stock Exchange
86 Trinity Place
New York, NY 10006

March 28, 2005

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

RECD S.E.C.
MAR 28 2005
1086

Dear Mr. Johnson:

This is to certify that on March 24, 2005, the American Stock Exchange, Inc. (the "Exchange") received from The Gabelli Global Gold, Natural Resources & Income Trust (the "Registrant") a copy of the Registrant's application on Form 8A-12 B for the registration of the following securities:

Common Shares of Beneficial Interest

We further certify that the above described security has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer
Managing Director
Listing Qualifications Department

PROCESSED
MAR 29 2005
THOMSON FINANCIAL

cc: Herbert Scholl